Business combinations and other significant transactions - Divestments - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 18, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business combinations and other significant transactions
Cash and cash equivalents		€ 40	€ 153	€ 25
Capital gain realized from the sale of investments		77	€ 562	€ 430
Other current financial assets		45
Eni CCUS Holding
Business combinations and other significant transactions
Cash and cash equivalents		40
Other current financial assets		€ 45
Eni CCUS Holding | Liverpool Bay CCS Ltd
Business combinations and other significant transactions
Proportion of ownership interest in subsidiary	100.00%
Eni CCUS Holding | Global Infrastructure Partners (GIP)
Business combinations and other significant transactions
Cash and cash equivalents	€ 40
Net assets and liabilities derecognized	222
Capital gain realized from the sale of investments	€ 46
Equity interest disposed (as a percent)	49.99%
Other current financial assets	€ 45
Fair value of joint venture	€ 27